NOTE 20 RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012 (Details) - Schedule of Restated Financial Information (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003
Current Assets
Cash	$ 133,873	$ 42,008	$ 129,888								$ 0
Total Current Assets	133,873	42,008
Other Assets
Certificates of Deposit	172,880	172,499
Deferred Financing Costs, net	22,966	14,471
Mining Claims – Unproved	1,797,488	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	608,038	635,212
Available For Sale Securities	22,500	12,550
Reclamation Bond – Fraser River	5,000	2,000
Total Other Assets	2,686,245	2,634,220
TOTAL ASSETS	2,820,118	2,676,228
Current Liabilities
Accounts Payable	41,611	56,617
Accrued Expenses – Ruby Mine	820,474	884,474
Accrued Interest	101,366	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	836,858	608,193
Deferred Gain	0	9,835
Derivative Liability	696,648	496,827
Note Payable – Ruby Mine Mortgage	627,101	1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)	41,687	0
Total Current Liabilities	3,383,679	3,884,381
Long-Term Liabilities
Asset Retirement Obligation	6,158	5,584
Total Long-Term Liabilities	1,211,695	5,584
Total Liabilities	4,595,374	3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012	667,758	367,490
Total Commitment & Contingencies	667,758	367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	127,898	97,485
Additional Paid-In Capital	12,962,791	11,805,636
Accumulated Other Comprehensive Income	(2,550)	(12,500)
Deficit Accumulated During Exploration Stage	15,535,153	13,475,848
Total Stockholders’ Equity (Deficit)	(2,443,014)	(1,581,227)	41,082	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,820,118	2,676,228
Scenario, Previously Reported [Member] | Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		4,000
Scenario, Previously Reported [Member] | Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Previously Reported [Member]
Current Assets
Cash		42,008
Accounts Receivable		0
Total Current Assets		42,008
Other Assets
Certificates of Deposit		172,499
Deferred Financing Costs, net		14,471
Goodwill		0
Mining Claims – Unproved		1,797,488
Property, Plant & Equipment, net of accumulated depreciation		635,212
Other Assets		0
Available For Sale Securities		12,550
Reclamation Bond – Fraser River		2,000
Total Other Assets		2,634,220
TOTAL ASSETS		2,676,228
Current Liabilities
Accounts Payable		56,617
Accrued Expenses - Related Party		884,474
Accrued Expenses – Ruby Mine		12,250
Accrued Interest		41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)		608,193
Deferred Gain		9,835
Derivative Liability		496,827
Note Payable – Ruby Mine Mortgage		1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)		0
Total Current Liabilities		3,884,381
Long-Term Liabilities
Asset Retirement Obligation		5,584
Total Long-Term Liabilities		5,584
Total Liabilities		3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012		0
Total Commitment & Contingencies		0
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively		102,003
Additional Paid-In Capital		12,168,608
Stock Payable		0
Accumulated Other Comprehensive Income		(12,500)
Deficit Accumulated During Exploration Stage		(13,475,848)
Total Stockholders’ Equity (Deficit)		(1,213,737)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)		2,676,228
Scenario, Adjustment [Member] | Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Adjustment [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Adjustment [Member] | Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Adjustment [Member]
Current Assets
Cash		0
Accounts Receivable		0
Total Current Assets		0
Other Assets
Certificates of Deposit		0
Deferred Financing Costs, net		0
Goodwill		0
Mining Claims – Unproved		0
Property, Plant & Equipment, net of accumulated depreciation		0
Other Assets		0
Available For Sale Securities		0
Reclamation Bond – Fraser River		0
Total Other Assets		0
TOTAL ASSETS		0
Current Liabilities
Accounts Payable		0
Accrued Expenses - Related Party		0
Accrued Expenses – Ruby Mine		0
Accrued Interest		0
Convertible notes payable (net of discounts of $166,307 and $0, respectively)		0
Deferred Gain		0
Derivative Liability		0
Note Payable – Ruby Mine Mortgage		0
Note Payable (net of discounts of $0 and $20,568, respectively)		0
Total Current Liabilities		0
Long-Term Liabilities
Asset Retirement Obligation		0
Total Long-Term Liabilities		0
Total Liabilities		0
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012		367,490
Total Commitment & Contingencies		367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively		(4,518)
Additional Paid-In Capital		(362,972)
Stock Payable		0
Accumulated Other Comprehensive Income		0
Deficit Accumulated During Exploration Stage		0
Total Stockholders’ Equity (Deficit)		(367,490)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)		0
Scenario, Actual [Member] | Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Actual [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		4,000
Scenario, Actual [Member] | Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock		0
Scenario, Actual [Member]
Current Assets
Cash		42,008
Accounts Receivable		0
Total Current Assets		42,008
Other Assets
Certificates of Deposit		172,499
Deferred Financing Costs, net		14,471
Goodwill		0
Mining Claims – Unproved		1,797,488
Property, Plant & Equipment, net of accumulated depreciation		635,212
Other Assets		0
Available For Sale Securities		12,550
Reclamation Bond – Fraser River		2,000
Total Other Assets		2,634,220
TOTAL ASSETS		2,676,228
Current Liabilities
Accounts Payable		56,617
Accrued Expenses - Related Party		884,474
Accrued Expenses – Ruby Mine		12,250
Accrued Interest		41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)		608,193
Deferred Gain		9,835
Derivative Liability		496,827
Note Payable – Ruby Mine Mortgage		1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)		0
Total Current Liabilities		3,884,381
Long-Term Liabilities
Asset Retirement Obligation		5,584
Total Long-Term Liabilities		5,584
Total Liabilities		3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012		367,490
Total Commitment & Contingencies		367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively		97,485
Additional Paid-In Capital		11,805,636
Stock Payable		0
Accumulated Other Comprehensive Income		(12,500)
Deficit Accumulated During Exploration Stage		(13,475,848)
Total Stockholders’ Equity (Deficit)		(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)		2,676,228
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock	$ 4,000	$ 4,000